Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Leases [Line Items]
Cash outflows for leases	¥ 76,900	$ 11,100	¥ 63,200
Payments for acquisition of right-of-use assets	3,900	562	0	$ 0
Non-cash additions to right-of-use assets and lease liabilities	57,100	8,300	55,300
Operating lease rental income	¥ 30,300	$ 4,400	30,900
Leasehold land [member]
Leases [Line Items]
Prepaid amount included in additions to right-of-use assets			¥ 29,000	$ 4,200
Bottom of range [member]
Leases [Line Items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Leases [Line Items]
Operating lease, term	20 years	20 years
Operating lease term of contract	12 years	12 years